Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2015	42,988
Begning balance, amount at Dec. 31, 2015	$ 84,954		$ 30,674	$ (117,981)	$ (2,353)
Share issuance, shares	2,727
Share issuance, amount	$ 6,147				6,147
Share compensation, shares	3,400
Share compensation, amount	$ 1,024		8,050		9,074
Net loss				(13,110)	(13,110)
Ending balance, shares at Dec. 31, 2016	49,115
Ending balance, amount at Dec. 31, 2016	$ 92,125		38,724	(131,091)	(241)
Share issuance, shares	1,423
Share issuance, amount	$ 5,757	(718)			5,039
Warrant exercise for shares, shares	549
Warrant exercise for shares, amount	$ 88		(88)
Share issuance for conversion of debt and accrued interest, shares	2,031
Share issuance for conversion of debt and accrued interest, amount	$ 1,083				1,083
Share compensation and option expense, shares	3,260
Share compensation and option expense, amount	$ 9,143		(2,846)		6,297
Net loss				(13,429)	(13,429)
Ending balance, shares at Dec. 31, 2017	56,378
Ending balance, amount at Dec. 31, 2017	$ 108,196	(718)	35,790	(144,519)	(1,251)
Shares issuance for cash and subscriptions, shares	5,188
Shares issuance for cash and subscriptions, amount	$ 15,082	(150)			14,932
Stock-based commission, shares	10
Stock-based commission, amount	$ 32				32
Stock-based compensation, shares	3,100
Stock-based compensation, amount	$ 3,374		509		3,883
Net loss				(10,594)	(10,594)
Ending balance, shares at Dec. 31, 2018	64,676
Ending balance, amount at Dec. 31, 2018	$ 126,684	$ (868)	$ 36,299	$ (155,113)	$ 7,002